Janus Investment Fund

Janus Twenty Fund

Janus Forty Fund

(collectively, the “Funds”)

Supplement dated May 1, 2017

to Currently Effective Prospectuses

Effective May 1, 2017, Janus Twenty Fund merged with Janus Forty Fund and therefore, Janus Twenty Fund is no longer available for purchase. All references to Janus Twenty Fund within the Prospectus are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Twenty Fund

Janus Forty Fund

(collectively, the “Funds”)

Supplement dated May 1, 2017

to Currently Effective Statement of Additional Information

Effective May 1, 2017, Janus Twenty Fund merged with Janus Forty Fund and therefore, Janus Twenty Fund is no longer available for purchase. All references to Janus Twenty Fund within the Statement of Additional Information are hereby deleted.

Please retain this Supplement with your records.